Accounts Receivable, Net	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2019	As of March 31, 2018
Accounts receivable	$2,392,176	$2,313,226
Less: allowance for doubtful accounts	(610,816)	(274,754)
Total accounts receivable, net	$1,781,360	$2,038,472

Provisions for doubtful accounts was $353,657, $142,781 and $26,794 for the years ended March 31, 2019, 2018 and 2017, respectively.